Item 1. Report to Shareholders

T. Rowe Price Prime Reserve Portfolio

Certified Financials

Financial Highlights

T. Rowe Price Prime Reserve Portfolio

Certified Financials

(Unaudited)

                                For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET
VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities
  Net
  investment
  income
  (loss)          0.004      0.015      0.039      0.059      0.048      0.052

Distributions
  Net investment
  income         (0.004)    (0.015)    (0.039)    (0.059)    (0.048)    (0.052)

NET ASSET VALUE

End of period  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      0.39%      1.47%      4.01%      6.10%      4.89%      5.29%

Ratio of total
expenses to
average net
assets             0.55%!     0.55%      0.55%      0.55%      0.55%      0.55%

Ratio of net
investment
income (loss)
to average
net assets         0.80%!     1.47%      3.88%      5.93%      4.79%      5.12%

Net assets,
end of
period (in
thousands)     $ 24,861   $ 25,628   $ 26,002   $ 21,877   $ 19,745   $ 16,119

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets

T. Rowe Price Prime Reserve Portfolio

Certified Financials

June 30, 2003 (Unaudited)

                                                       Par                Value
--------------------------------------------------------------------------------
                                                              In thousands

BANK NOTES  2.0%

American Express Centurion Bank
    1.31%, 7/11/03                         $           500      $           500

Total Bank Notes (Cost  $500)                                               500

CERTIFICATES OF DEPOSIT  16.9%

Abbey National Treasury Services
    1.32%, 9/23/03                                     500                  500

Bank of Scotland
    1.26%, 7/2/03                                      500                  500

Bayerische Landesbank Girozentrale
    1.30%, 7/16/03                                     500                  500

Canadian Imperial Bank of Commerce
    1.31%, 7/7/03                                      250                  250

Comerica Bank, 1.27%, 8/19/03                          350                  350

First Tennessee Bank
    1.25%, 7/22/03                                     250                  250

Mercantile Safe Deposit & Trust
    1.30%, 3/29/04                                     250                  250

Nordea Bank Finland
    1.305%, 4/13/04                                    200                  200

Rabobank Nederland, VR
    1.28%, 9/9/03                                      500                  500

Westdeutsche Landesbank
    1.21%, 8/12/03                                     250                  250

    1.25%, 4/7/04                                      150                  150

Wilmington Trust, 1.22%, 8/27/03                       500                  500

Total Certificates of Deposit (Cost  $4,200)                              4,200

COMMERCIAL PAPER  63.5%

ABN AMRO North America Finance
    1.00%, 7/7/03                                      200                  200

ANZ (Delaware), 1.15%, 7/2/03                          100                  100

Atlantic Asset Securitization
    1.12%, 7/2/03                                      695                  695

    1.27%, 7/11/03                                     323                  323

BMW U.S. Capital, 1.00%, 7/9/03                        131                  131

CBA (Delaware) Finance
    1.05%, 8/1/03                                      200                  200

Credit Suisse First Boston
    1.25%, 7/7/03                                      500                  500

Danske
    1.02%, 8/13/03                         $           100      $           100

    1.20%, 7/10/03                                     100                  100

Delaware Funding, 4(2)
    1.08%, 7/11/03                                     850                  850

DePfa Bank Europe, 4(2)
    1.20%, 7/2/03                                      600                  600

Discover Card Master Trust, 4(2)
    1.07%, 7/16/03                                     450                  450

Fairway Finance, 1.50%, 7/1/03                         609                  609

Falcon Asset Securitization, 4(2)
    1.00%, 7/23/03                                     392                  392

Ford Credit Floorplan Master
    Owner Trust, 4(2)
    1.27%, 7/25/03                                     850                  849

Fortis Funding, 4(2)
    1.26%, 7/3/03                                      700                  700

GE Capital, 1.20%, 10/3/03                             150                  149

Giro Multi-Funding, 4(2)
    1.06%, 7/2/03                                      580                  580

Grampian Funding, 4(2)
    1.25%, 7/25/03                                     500                  499

    1.30%, 8/13/03                                     250                  250

Greyhawk Capital, 4(2)
    1.25%, 7/8/03                                      500                  500

Home Depot, 4(2)
    1.00%, 12/2/03                                     500                  498

K2, 4(2)
    1.02%, 9/16/03                                     400                  399

    1.25%, 9/9/03                                      250                  249

    1.30%, 9/9/03                                      395                  394

KFW International Finance
    1.25%, 9/9/03                                      500                  499

MBNA Master Credit Card Trust II
    1.26%, 7/22/03                                     800                  799

Nationwide Life Insurance, 4(2)
    1.32%, 7/1/03                                      670                  670

Queensland Treasury
    1.05%, 7/11/03                                     300                  300

Rio Tinto, 4(2), 1.15%, 7/1/03                         345                  345

Royal Bank of Scotland
    1.00%, 7/9/03                                      300                  300

    1.23%, 7/16/03                                     200                  200

Shell Finance, 1.05%, 7/10/03                          226                  226

Sigma Finance, 1.01%, 9/15/03                          500                  499

Tulip Funding, 4(2)
    1.20%, 8/12/03                         $           407      $           406

UBS Finance, 1.32%, 7/1/03                             709                  709

Westpac Trust Securities
  of New Zealand
    1.00%, 7/29/03                                     300                  300

    1.25%, 8/5/03                                      100                  100

    1.30%, 7/10/03                                     100                  100

Total Commercial Paper (Cost  $15,770)                                   15,770

MEDIUM-TERM NOTES  14.6%

3M, 144A, 5.67%, 12/12/03                              100                  102

AIG Sunamerica Institutional
  Funding II, London
    VR, 1.12%, 9/22/03                                 550                  550

Bank of America, 6.625%, 6/15/04                       300                  316

Deutsche Bank Finance, London, VR
    1.34%, 7/7/03                                      555                  555

FleetBoston, VR, 1.43%, 7/14/03                        250                  250

GE Capital
    VR, 1.17%, 7/17/03                                 100                  100

    VR, 1.32%, 7/9/03                                  100                  100

    5.375%, 4/23/04                                    250                  258

Grand Metropolitan Investment
    Zero Coupon, 1/6/04                                185                  184

John Hancock Global Funding II
    VR, 144A, 1.19%, 9/29/03                           500                  500

Wal-Mart Stores, VR
    5.20%, 6/1/04                                      400                  415

Wells Fargo
    4.25%, 8/15/03                                     300                  301

Total Medium-Term Notes (Cost  $3,631)                                    3,631

U.S. GOVERNMENT OBLIGATIONS 2.6%

Federal Home Loan Bank
    1.00%, 7/20/04                                     150                  150

    1.30%, 6/8/04                                      500                  500

Total U.S. Government Obligations
(Cost  $650)                                                                650

Total Investments in Securities
99.6% of Net Assets (Cost $24,751)                                      $24,751

Other Assets Less Liabilities                                               110

NET ASSETS                                                              $24,861
                                                                        -------

Net Assets Consist of:

Undistributed net realized gain (loss)                                        5

Paid-in-capital applicable to 24,855,248
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares
of the Corporation authorized                                            24,856

NET ASSETS                                                              $24,861
                                                                        -------

NET ASSET VALUE PER SHARE                                               $  1.00
                                                                        -------

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers; the total of such securities at period-end amounts to $602,000 and represents 2.4% of net assets.


4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors"; the total of such securities at period-end amounts to $8,631,000 and represents 34.7% of net assets.

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

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Statement of Operations

T. Rowe Price Prime Reserve Portfolio

Certified Financials

(Unaudited)

In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/03

Investment Income (Loss)

Interest income                                            $      171

Investment management and administrative expense                   70

Net investment income (loss)                                      101

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $      101
                                                           ----------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Prime Reserve Portfolio

Certified Financials

(Unaudited)

In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           101      $           371

Distributions to shareholders
  Net investment income                               (101)                (371)

Capital share transactions *
  Shares sold                                       10,954               24,554

  Distributions reinvested                             101                  370

  Shares redeemed                                  (11,822)             (25,298)

  Increase (decrease) in net assets
  from capital share transactions                     (767)                (374)

Net Assets

Increase (decrease) during period                     (767)                (374)

Beginning of period                                 25,628               26,002

End of period                              $        24,861      $        25,628
                                           ------------------------------------
*Share information
  Shares sold                                       10,954               24,554

  Distributions reinvested                             100                  370

  Shares redeemed                                  (11,822)             (25,298)

  Increase (decrease) in shares outstanding           (768)                (374)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Prime Reserve Portfolio

Certified Financials

June 30, 2003 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 31, 1996. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

At June 30, 2003, the cost of investments for federal income tax purposes was $24,751,000.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $21,000 was payable under the agreement.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003